January 8, 1997
                         DREYFUS GNMA FUND, INC.
                        SUPPLEMENT TO PROSPECTUS
                         DATED SEPTEMBER 2, 1996
        THE FOLLOWING INFORMATION REPLACES THE SECOND SENTENCE OF THE SECOND PARAGRAPH OF THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "HOW TO REDEEM SHARES -- GENERAL":
        Service Agents may charge their clients a fee for effecting redemptions of Fund shares.
                                                                    265s010897